Appendix II: Board and Senior Management Compensation - Narrative (Details) - EUR (€)	1 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2019
PSP - First Cycle / 2018-2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized		612,570
PSP - Second Cycle / 2019-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized		679,691
Directors | PSP - First Cycle / 2018-2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective)		50.00%
Delivery percent (free cash flow generation, maximum compliance)		50.00%
Delivery percent (if within median of performance)		15.00%
Delivery percent (if within third quartile of performance)		50.00%
Proportion of free cash flow generation minimum compliance (as a percent)		25.00%
Shares delivered subject to retention period of one year (as a percent)		25.00%
Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accrued fixed compensation		€ 10,397,648
In-kind compensation		125,987
Mr. Santiago Fernandez Valbuena | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation	€ 1,148,944
Benefits plan | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions		26,885
Pension plans | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions		€ 143,063